Investments (Fair Value Method Investments) (Details) (USD $) Share data in Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Clearwire Corp [Member]
Fair value equity securities held	$ 4,143,000,000	$ 2,984,000,000
Obligations under prepaid forward sale agreements	1,248,000,000	1,177,000,000
Derivative component of prepaid forward sale agreements	2,302,000,000	1,228,000,000
Total liabilities associated with prepaid forward sale agreements	3,550,000,000	2,405,000,000
Prepaid forward sale obligations fair value	3,600,000,000	2,500,000,000
Conversion of stock, shares issued			89
Available for sale securities			$ 256,000,000